INCOME TAXES - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Federal tax benefit at statutory rate	$ (478,656)	$ (381,901)
State income taxes, net of federal impact	(61,698)	(39,336)
Changes in the valuation allowance	(111)	297
Tax benefit relating to uncertain tax positions	(253)	(120)
Non-deductible share-based compensation related to the carried unit plan	20,101	5,029
Non-deductible Cablevision Acquisition transaction costs	0	4,457
Other non-deductible expenses	3,405	1,551
Other, net	433	(2,882)
Income tax benefit	(2,862,352)	(259,666)
Federal Tax Reform
Income Tax Examination [Line Items]
Impact from changes in tax rates	(2,332,677)	0
State and Local Jurisdiction
Income Tax Examination [Line Items]
Impact from changes in tax rates	$ (12,896)	$ 153,239